UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     Stamford, CT     February 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $71,839,943 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              034663104  2946105   178120 SH       DEFINED 1              178120        0        0
APRIA HEALTHCARE GROUP INC     COM              037933108  3842748   159384 SH       DEFINED 1              159384        0        0
ARTESYN TECHNOLOGIES INC       COM              043127109  5199378   504794 SH       DEFINED 1              504794        0        0
CHAMPS ENTMT INC DEL           COM              158787101   323000    50000 SH       DEFINED 1               50000        0        0
CHECKERS DRIVE-IN RESTAURANT   COM NEW          162809305  3120534   205840 SH       DEFINED 1              205840        0        0
EMERSON RADIO CORP             COM NEW          291087203   248778    81300 SH       DEFINED 1               81300        0        0
GOLD BANC CORP INC             COM              379907108 10591786   580690 SH       DEFINED 1              580690        0        0
HOLLINGER INTL INC             CL A             435569108  2688000   300000 SH       DEFINED 1              300000        0        0
I-MANY INC                     COM              44973Q103  1400000  1000000 SH       DEFINED 1             1000000        0        0
IMS HEALTH INC                 COM              449934108   996800    40000 SH       DEFINED 1               40000        0        0
INFOUSA INC NEW                COM              456818301 10153168   923435 SH       DEFINED 1              923435        0        0
JOHNSON OUTDOORS INC           CL A             479167108  2932568   173115 SH       DEFINED 1              173115        0        0
MBNA CORP                      COM                         8853000   325000 SH       DEFINED 1              325000        0        0
OFFICEMAX INC                  COM              67622P101  1808168    71300 SH       DEFINED 1               71300        0        0
ORACLE CORP                    COM              68389X105  1803591   170633 SH       DEFINED 1              170633        0        0
PMA CAP CORP                   CL A             693419202  1956358   214278 SH       DEFINED 1              214278        0        0
SPRINT CORP                    COM FON GROUP    852061100  3504000   150000 SH       DEFINED 1              150000        0        0
SYMANTEC CORP                  COM              871503108   570500    32600 SH       DEFINED 1               32600        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203   558445   132020 SH       DEFINED 1              132020        0        0
WALTER INDS INC                COM              93317Q105  8343016   167800 SH       DEFINED 1              167800        0        0